Invesco Conservative Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	CINC-QTR-3 07/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bonds & Notes-49.42%(a)
Aerospace & Defense-0.07%
United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(b)	3.18%	08/16/2021	$ 1,718	$ 1,719,113
Automobile Manufacturers-1.30%
American Honda Finance Corp. (3 mo. USD LIBOR + 0.47%)(b)	3.06%	01/08/2021	8,667	8,706,197
BMW US Capital, LLC (c)	2.00%	04/11/2021	9,775	9,665,733
Volkswagen Group of America Finance LLC (3 mo. USD LIBOR + 0.77%)(b)(c)	3.31%	11/13/2020	4,229	4,244,396
Volkswagen Group of America Finance, LLC (c)	3.88%	11/13/2020	10,000	10,167,967
				32,784,293
Biotechnology-0.67%
AbbVie, Inc.	2.50%	05/14/2020	17,000	16,977,173
Broadcasting-0.33%
NBCUniversal Enterprise, Inc. (3 mo. USD LIBOR + 0.40%)(b)(c)	2.99%	04/01/2021	8,400	8,427,496
Cable & Satellite-0.68%
Comcast Corp.	3.30%	10/01/2020	15,000	15,162,868
Time Warner Cable LLC	5.00%	02/01/2020	2,000	2,025,407
				17,188,275
Construction Machinery & Heavy Trucks-0.59%
Caterpillar Financial Services Corp. Series I (3 mo. USD LIBOR + 0.39%)(b)	2.92%	05/17/2021	15,000	15,030,982
Consumer Finance-3.44%
American Express Co.	2.75%	05/20/2022	9,135	9,174,080
American Express Co. (3 mo. USD LIBOR + 0.33%)(b)	2.91%	10/30/2020	3,000	3,000,949
American Express Co. (3 mo. USD LIBOR + 0.53%)(b)	3.05%	05/17/2021	4,117	4,128,983
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	3.17%	11/05/2021	10,000	10,050,169
American Express Credit Corp. (3 mo. USD LIBOR + 0.43%)(b)	2.95%	03/03/2020	1,000	1,002,153
Capital One NA	2.25%	09/13/2021	15,000	14,867,179
Discover Bank	3.10%	06/04/2020	18,350	18,409,848
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	3.53%	07/08/2021	5,000	5,002,212
Nissan Motor Acceptance Corp. (c)	2.25%	01/13/2020	6,500	6,474,919
Nissan Motor Acceptance Corp. (3 mo. USD LIBOR + 0.39%)(b)(c)	2.99%	09/28/2020	1,000	997,047
Toyota Motor Credit Corp.	2.20%	01/10/2020	8,000	7,987,220
Toyota Motor Credit Corp.	2.60%	01/11/2022	6,000	6,029,736
				87,124,495
Data Processing & Outsourced Services-0.17%
Visa, Inc.	2.20%	12/14/2020	4,424	4,417,839
Diversified Banks-24.62%
ABN AMRO Bank N.V. (3 mo. USD LIBOR + 0.41%)(b)(c)	3.00%	01/19/2021	7,143	7,157,800
ABN AMRO Bank N.V. (3 mo. USD LIBOR + 0.57%)(b)(c)	3.09%	08/27/2021	18,221	18,295,178
ANZ New Zealand (Int’l) Ltd. (c)	2.85%	08/06/2020	10,000	10,049,409
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.32%)(b)(c)	2.88%	11/09/2020	5,000	5,009,167
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.66%)(b)(c)	3.26%	09/23/2019	1,000	1,002,062
Australia & New Zealand Banking Group Ltd.	3.30%	05/17/2021	6,000	6,091,948
Bank of America Corp. Series L	2.25%	04/21/2020	10,000	9,982,076
Bank of America Corp. (3 mo. USD LIBOR + 0.25%)(b)	2.77%	08/28/2020	12,000	12,003,390
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	3.24%	10/01/2021	4,430	4,444,043
Bank of America, N.A. (3 mo. USD LIBOR + 0.35%)(b)	2.88%	05/24/2021	10,000	10,001,488
Bank of Montreal	1.90%	08/27/2021	6,565	6,489,471
Bank of Montreal (3 mo. USD LIBOR + 0.25%)(b)	2.85%	09/11/2019	3,000	3,002,295
Bank of Montreal	2.90%	03/26/2022	14,189	14,338,713
Bank of Montreal (3 mo. USD LIBOR + 0.34%)(b)	2.94%	07/13/2020	5,714	5,728,479
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Bank of Montreal Series D (3 mo. USD LIBOR + 0.46%)(b)	3.06%	04/13/2021	$ 5,000	$ 5,021,602
Bank of New York Mellon Corp. (The)	2.60%	08/17/2020	8,000	8,016,436
Bank of New York Mellon Corp. (The) (3 mo. USD LIBOR + 0.28%)(b)	2.78%	06/04/2021	6,349	6,350,168
Bank of New York Mellon Corp. (The) (3 mo. USD LIBOR + 0.30%)(b)	2.80%	12/04/2020	10,000	10,008,531
Bank of Nova Scotia (The)	2.50%	01/08/2021	10,000	10,024,531
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.29%)(b)	2.88%	01/08/2021	5,000	5,006,935
Banque Federative du Credit Mutuel SA (3 mo. USD LIBOR + 0.49%)(b)(c)	3.08%	07/20/2020	3,000	3,009,229
BNP Paribas S.A.	2.38%	05/21/2020	4,450	4,441,524
BNP Paribas S.A.	5.00%	01/15/2021	10,000	10,379,835
BNZ International Funding Ltd. (3 mo. USD LIBOR + 0.70%)(b)(c)	3.22%	02/21/2020	1,000	1,003,472
Branch Banking & Trust Co. (3 mo. USD LIBOR + 0.22%)(b)	2.74%	06/01/2020	5,000	5,001,804
Citibank, N.A.	1.85%	09/18/2019	2,000	1,995,969
Citibank, N.A. (SOFR + 0.60%)(b)	2.99%	03/13/2021	7,000	7,021,192
Citigroup, Inc. (3 mo. USD LIBOR + 0.79%)(b)	3.37%	01/10/2020	3,820	3,833,546
Commonwealth Bank of Australia	2.30%	03/12/2020	9,000	8,985,218
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.40%)(b)(c)	3.02%	09/18/2020	3,000	3,009,660
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.64%)(b)(c)	3.21%	11/07/2019	3,100	3,108,606
Commonwealth Bank of Australia (c)	5.00%	10/15/2019	8,000	8,071,293
Cooperatieve Rabobank U.A.	2.25%	01/14/2020	12,000	11,977,540
Cooperatieve Rabobank U.A. (3 mo. USD LIBOR + 0.43%)(b)	3.02%	04/26/2021	6,275	6,295,114
Cooperatieve Rabobank U.A.	4.50%	01/11/2021	6,491	6,708,221
Credit Agricole Corporate and Investment Bank S.A. (3 mo. USD LIBOR + 0.40%)(b)(c)	2.98%	05/03/2021	10,000	10,002,719
Credit Agricole Corporate and Investment Bank S.A. (3 mo. USD LIBOR + 0.63%)(b)	3.22%	10/03/2021	5,000	5,007,578
Credit Agricole S.A. (3 mo. USD LIBOR + 1.18%)(b)(c)	3.77%	07/01/2021	10,000	10,148,784
DBS Group Holdings Ltd. (3 mo. USD LIBOR + 0.49%)(b)(c)	3.08%	06/08/2020	2,000	2,001,480
DNB Bank ASA (3 mo. USD LIBOR + 0.37%)(b)(c)	2.97%	10/02/2020	3,000	3,006,025
Fifth Third Bank	1.63%	09/27/2019	4,610	4,596,442
Fifth Third Bank	3.35%	07/26/2021	4,999	5,094,733
Goldman Sachs Bank USA (SOFR + 0.60%)(b)	3.00%	05/24/2021	7,000	7,003,202
Goldman Sachs Bank USA	3.20%	06/05/2020	5,907	5,942,643
HSBC Bank PLC (c)	4.13%	08/12/2020	4,500	4,584,024
HSBC Holdings PLC (3 mo. USD LIBOR + 0.65%)(b)	3.25%	09/11/2021	7,143	7,154,934
ING Bank N.V. (c)	1.65%	08/15/2019	10,000	9,980,849
JPMorgan Chase Bank, N.A. (3 mo. USD LIBOR + 0.37%)(b)	2.89%	02/19/2021	10,000	10,008,169
JPMorgan Chase Bank, N.A. (3 mo. USD LIBOR + 0.35%)(b)	3.09%	04/26/2021	3,000	3,011,916
Lloyds Bank PLC (3 mo. USD LIBOR + 0.49%)(b)	3.06%	05/07/2021	3,261	3,260,413
Mitsubishi UFJ Financial Group, Inc.	2.95%	03/01/2021	9,621	9,686,403
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 0.65%)(b)	3.24%	07/26/2021	12,372	12,421,595
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 1.06%)(b)	3.67%	09/13/2021	5,000	5,060,916
Mizuho Financial Group, Inc. (3 mo. USD LIBOR + 0.94%)(b)	3.46%	02/28/2022	15,702	15,832,490
MUFG Union Bank, N.A.	3.15%	04/01/2022	7,500	7,646,199
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.35%)(b)(c)	2.95%	01/12/2021	3,000	3,006,114
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.51%)(b)(c)	3.03%	05/22/2020	1,500	1,506,335
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.59%)(b)(c)	3.17%	01/10/2020	1,000	1,003,371
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.71%)(b)(c)	3.28%	11/04/2021	10,000	10,069,264
Nordea Bank Abp (3 mo. USD LIBOR + 0.47%)(b)(c)	3.00%	05/29/2020	11,788	11,831,697
Nordea Bank Abp (3 mo. USD LIBOR + 0.40%)(b)	3.01%	03/27/2020	5,000	5,013,425
Nordea Bank Abp (c)	4.88%	05/13/2021	12,000	12,441,663
Regions Bank (3 mo. USD LIBOR + 0.50%)(b)	3.04%	08/13/2021	6,650	6,640,881
Royal Bank of Canada (3 mo. USD LIBOR + 0.47%)(b)	3.05%	04/29/2022	10,000	10,011,378
Skandinaviska Enskilda Banken AB (3 mo. USD LIBOR + 0.43%)(b)(c)	2.96%	05/17/2021	5,000	5,009,430
Skandinaviska Enskilda Banken AB (c)	3.05%	03/25/2022	12,000	12,099,240
Sumitomo Mitsui Banking Corp.	2.51%	01/17/2020	6,364	6,362,296
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.31%)(b)	2.91%	10/18/2019	6,000	6,006,510
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.35%)(b)	2.94%	01/17/2020	2,000	2,003,957
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.37%)(b)	2.97%	10/16/2020	8,333	8,342,181
Sumitomo Mitsui Financial Group, Inc. (3 mo. USD LIBOR + 1.14%)(b)	3.73%	10/19/2021	4,275	4,339,482
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Sumitomo Mitsui Trust Bank, Ltd. (3 mo. USD LIBOR + 0.91%)(b)(c)	3.51%	10/18/2019	$ 1,000	$ 1,003,167
Suntrust Bank (3 mo. USD LIBOR + 0.59%)(b)	3.12%	05/17/2022	14,167	14,186,535
SunTrust Bank	2.25%	01/31/2020	3,000	2,992,666
SunTrust Bank (3 mo. USD LIBOR + 0.50%)(b)	3.09%	10/26/2021	5,517	5,524,180
Svenska Handelsbanken AB	1.95%	09/08/2020	12,425	12,347,247
Svenska Handelsbanken AB (3 mo. USD LIBOR + 1.15%)(b)	3.74%	03/30/2021	10,000	10,164,096
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.24%)(b)	2.82%	01/25/2021	3,000	3,002,433
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.43%)(b)	3.03%	06/11/2021	10,000	10,040,901
Toronto-Dominion Bank (The)	3.15%	09/17/2020	2,973	3,004,242
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.90%)(b)	3.50%	07/13/2021	4,225	4,284,766
United Overseas Bank Ltd. (3 mo. USD LIBOR + 0.48%)(b)(c)	3.07%	04/23/2021	4,700	4,707,109
US Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	2.88%	02/04/2021	9,375	9,392,963
US Bank N.A. (3 mo. USD LIBOR + 0.32%)(b)	2.91%	04/26/2021	5,000	5,007,029
US Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	2.91%	11/16/2021	4,545	4,563,381
US Bank N.A.	3.05%	07/24/2020	10,000	10,074,007
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.38%)(b)	2.90%	05/21/2021	10,000	10,000,918
Westpac Banking Corp.	2.60%	11/23/2020	3,000	3,006,505
Westpac Banking Corp. (3 mo. USD LIBOR + 0.28%)(b)	2.80%	05/15/2020	2,333	2,337,669
Westpac Banking Corp. (3 mo. USD LIBOR + 0.34%)(b)	2.93%	01/25/2021	10,064	10,083,227
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(b)	3.04%	03/06/2020	2,000	2,004,547
Westpac Banking Corp.	3.05%	05/15/2020	5,136	5,162,998
				622,895,269
Diversified Capital Markets-1.98%
Credit Suisse AG	3.00%	10/29/2021	11,391	11,476,404
Credit Suisse AG	4.38%	08/05/2020	10,000	10,214,771
Macquarie Bank Ltd. (c)	2.85%	01/15/2021	13,000	13,057,076
UBS AG (3 mo. USD LIBOR + 0.58%)(b)(c)	3.18%	06/08/2020	5,000	5,019,610
UBS AG	4.88%	08/04/2020	10,000	10,273,028
				50,040,889
Electric Utilities-0.19%
NextEra Energy Capital Holdings, Inc. Series H	3.34%	09/01/2020	4,800	4,845,394
Gas Utilities-0.20%
WGL Holdings, Inc. (3 mo. USD LIBOR + 0.40%)(b)	2.93%	11/29/2019	5,000	4,990,588
Health Care Services-1.33%
Cigna Corp. (3 mo. USD LIBOR + 0.35%)(b)(c)	2.97%	03/17/2020	8,000	8,004,510
Cigna Corp. (c)	3.20%	09/17/2020	10,000	10,070,755
CVS Health Corp.	3.13%	03/09/2020	10,000	10,037,983
CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(b)	3.23%	03/09/2020	5,572	5,587,692
				33,700,940
Industrial Machinery-0.33%
John Deere Capital Corp. (3 mo. USD LIBOR + 0.18%)(b)	2.77%	01/07/2020	3,333	3,336,755
John Deere Capital Corp. (3 mo. USD LIBOR + 0.29%)(b)	2.90%	06/22/2020	5,000	5,010,792
				8,347,547
Insurance Brokers-0.47%
Marsh & McLennan Cos., Inc.	3.50%	12/29/2020	7,706	7,821,534
Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(b)	3.80%	12/29/2021	4,000	4,012,638
				11,834,172
Integrated Oil & Gas-0.02%
Duke Energy Florida LLC	2.10%	12/15/2019	610	609,304
Integrated Telecommunication Services-1.02%
AT&T, Inc. (3 mo. USD LIBOR + 0.65%)(b)	3.25%	01/15/2020	10,000	10,031,246
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Telecommunication Services-(continued)
Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(b)	3.07%	05/22/2020	$ 15,700	$ 15,765,654
				25,796,900
Investment Banking & Brokerage-1.10%
Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(b)	3.75%	04/23/2020	5,000	5,035,197
Morgan Stanley	2.38%	07/23/2019	5,000	4,998,187
Morgan Stanley (3 mo. USD LIBOR + 0.74%)(b)	3.33%	07/23/2019	5,000	5,005,024
Morgan Stanley (3 mo. USD LIBOR + 1.40%)(b)	3.99%	04/21/2021	6,000	6,111,247
Morgan Stanley	5.75%	01/25/2021	6,414	6,725,564
				27,875,219
IT Consulting & Other Services-0.40%
International Business Machines Corp. (3 mo. USD LIBOR + 0.40%)(b)	2.94%	05/13/2021	10,000	10,022,513
Life & Health Insurance-3.40%
AIG Global Funding (c)	2.15%	07/02/2020	7,638	7,616,929
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	3.06%	06/25/2021	2,000	1,999,925
Jackson National Life Global Funding (3 mo. USD LIBOR + 0.30%)(b)(c)	2.90%	10/15/2020	5,000	5,004,466
Jackson National Life Global Funding (c)	3.30%	02/01/2022	10,000	10,186,260
Metropolitan Life Global Funding I (c)	2.05%	06/12/2020	2,000	1,990,595
Metropolitan Life Global Funding I (c)	2.50%	12/03/2020	17,000	16,989,735
Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(b)(c)	2.82%	01/08/2021	15,202	15,194,132
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	3.06%	09/07/2020	3,601	3,606,126
New York Life Global Funding (3 mo. USD LIBOR + 0.16%)(b)(c)	2.75%	10/01/2020	8,000	8,006,191
New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(b)(c)	2.86%	01/28/2021	3,500	3,508,344
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	2.89%	08/06/2021	3,335	3,341,605
New York Life Global Funding (3 mo. USD LIBOR + 0.39%)(b)(c)	2.97%	10/24/2019	1,000	1,001,537
Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(b)(c)	2.91%	06/26/2020	7,500	7,503,678
				85,949,523
Movies & Entertainment-0.08%
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.19%)(b)	2.67%	06/05/2020	2,000	2,002,654
Multi-Utilities-0.34%
Sempra Energy (3 mo. USD LIBOR + 0.25%)(b)	2.85%	07/15/2019	1,500	1,500,141
WEC Energy Group, Inc.	3.38%	06/15/2021	7,000	7,106,229
				8,606,370
Oil & Gas Refining & Marketing-0.07%
Phillips 66 (3 mo. USD LIBOR + 0.60%)(b)	3.12%	02/26/2021	1,811	1,811,056
Pharmaceuticals-1.29%
Bayer US Finance II LLC (3 mo. USD LIBOR + 0.63%)(b)(c)	3.23%	06/25/2021	6,798	6,743,681
Bayer US Finance LLC (c)	2.38%	10/08/2019	15,000	14,961,872
Bristol-Myers Squibb Co. (3 mo. USD LIBOR + 0.20%)(b)(c)	2.72%	11/16/2020	7,500	7,505,138
GlaxoSmithKline Capital PLC (3 mo. USD LIBOR + 0.35%)(b)	2.88%	05/14/2021	3,378	3,388,819
				32,599,510
Regional Banks-3.74%
BB&T Corp.	2.63%	06/29/2020	11,417	11,427,376
Branch Banking & Trust Co.	2.85%	04/01/2021	8,000	8,044,300
Citizens Bank N.A.	2.45%	12/04/2019	10,000	9,994,625
Citizens Bank N.A. (3 mo. USD LIBOR + 0.57%)(b)	3.09%	05/26/2020	5,097	5,110,648
Citizens Bank N.A.	3.25%	02/14/2022	2,548	2,587,565
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	3.25%	02/14/2022	5,000	5,017,031
Huntington National Bank (The)	3.13%	04/01/2022	2,682	2,726,425
KeyBank N.A.	2.25%	03/16/2020	4,478	4,466,627
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	3.24%	02/01/2022	11,539	11,586,925
Manufacturers & Traders Trust Co.	2.10%	02/06/2020	5,345	5,325,014
Manufacturers & Traders Trust Co. (3 mo. USD LIBOR + 0.27%)(b)	2.85%	01/25/2021	9,000	8,984,058
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-(continued)
PNC Bank, N.A.	2.45%	11/05/2020	$ 9,261	$ 9,266,770
PNC Bank, N.A. (3 mo. USD LIBOR + 0.35%)(b)	2.95%	03/12/2021	10,000	10,007,863
				94,545,227
Semiconductors-0.40%
QUALCOMM, Inc. (3 mo. USD LIBOR + 0.55%)(b)	3.07%	05/20/2020	10,000	10,036,095
Soft Drinks-0.59%
Coca-Cola Co. (The) (c)	0.00%	12/09/2019	15,000	14,803,360
Specialized Finance-0.25%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	3.47%	06/01/2021	6,383	6,404,847
Technology Hardware, Storage & Peripherals-0.04%
Apple, Inc.	1.80%	05/11/2020	1,132	1,125,770
Thrifts & Mortgage Finance-0.31%
Nationwide Building Society (c)	2.45%	07/27/2021	7,800	7,775,739
Total Bonds & Notes (Cost $1,245,876,767)				1,250,288,552
Commercial Paper-32.15%(d)
Automotive Retail-0.82%
AutoZone, Inc.(c)	2.60%	06/03/2019	20,000	19,995,750
AutoZone, Inc.(c)	2.57%	06/05/2019	625	624,778
				20,620,528
Brewers-0.79%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)(c)	2.75%	07/24/2019	20,000	19,920,410
Cable & Satellite-0.39%
Comcast Corp.(c)	2.64%	06/20/2019	10,000	9,985,322
Commodity Chemicals-0.71%
Cabot Corp.(c)	2.70%	06/28/2019	17,950	17,912,752
Consumer Finance-1.06%
Hyundai Capital America(c)	2.79%	07/22/2019	15,000	14,941,413
VW Credit, Inc. (Germany)(c)	2.98%	07/08/2019	2,000	1,994,330
VW Credit, Inc. (Germany)(c)	2.65%	06/24/2019	10,000	9,982,300
				26,918,043
Distillers & Vintners-0.59%
Constellation Brands, Inc.(c)	2.76%	07/01/2019	9,500	9,476,382
Constellation Brands, Inc.(c)	2.81%	06/27/2019	5,500	5,488,116
				14,964,498
Diversified Banks-2.86%
Banco Santander, S.A. (Spain)	2.80%	09/03/2019	10,000	9,929,278
Canadian Imperial Holdings, Inc. (Canada)	2.67%	07/26/2019	9,800	9,762,285
Industrial & Commercial Bank of China Ltd. (China)(c)	2.82%	06/28/2019	10,000	9,980,719
Industrial & Commercial Bank of China Ltd. (China)(c)	2.74%	09/24/2019	10,000	9,914,804
JP Morgan Securities LLC	2.79%	09/27/2019	15,000	14,875,843
Societe Generale S.A. (France)	2.69%	08/26/2019	10,000	9,940,719
Societe Generale S.A. (France)	2.64%	08/02/2019	3,000	2,987,031
Toronto-Dominion Bank (The) (Canada)(c)	2.65%	10/18/2019	4,950	4,902,607
				72,293,286
Diversified Capital Markets-0.39%
Macquarie Bank Ltd. (Australia)(c)	2.71%	08/01/2019	10,000	9,956,497
Drug Retail-0.87%
Walgreens Boots Alliance, Inc.	3.00%	07/22/2019	10,000	9,960,942
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drug Retail-(continued)
Walgreens Boots Alliance, Inc.	3.01%	07/29/2019	$ 12,000	$ 11,946,625
				21,907,567
Electric Utilities-3.18%
Duke Energy Corp.(c)	2.73%	07/26/2019	10,100	10,057,423
Duke Energy Corp.(c)	2.66%	06/05/2019	15,000	14,994,663
Entergy Corp.(c)	2.82%	07/12/2019	8,000	7,973,689
Entergy Corp.(c)	2.75%	08/29/2019	13,000	12,907,537
NextEra Energy Capital Holdings, Inc.(c)	2.77%	07/26/2019	9,720	9,679,025
NextEra Energy Capital Holdings, Inc.(c)	2.77%	08/05/2019	10,000	9,950,115
Oncor Electric Delivery Co. LLC(c)	2.69%	06/13/2019	15,000	14,985,852
				80,548,304
Gas Utilities-1.02%
Sempra Global(c)	2.83%	08/28/2019	21,000	20,857,541
WGL Holdings, Inc.(c)	3.01%	06/19/2019	5,000	4,992,875
				25,850,416
Health Care Equipment-1.55%
Boston Scientific Corp.(c)	2.93%	06/03/2019	6,925	6,923,529
Boston Scientific Corp.(c)	2.97%	06/17/2019	12,000	11,985,085
Boston Scientific Corp.(c)	2.92%	07/15/2019	7,400	7,375,071
Boston Scientific Corp.(c)	2.92%	07/29/2019	13,000	12,942,177
				39,225,862
Home Furnishings-0.99%
Mohawk Industries, Inc.(c)	2.69%	06/12/2019	25,000	24,978,283
Hotels, Resorts & Cruise Lines-1.42%
Marriott International, Inc.(c)	2.72%	06/12/2019	8,000	7,993,051
Royal Caribbean Cruises Ltd.(c)	2.98%	06/07/2019	15,000	14,992,490
Royal Caribbean Cruises Ltd.(c)	2.91%	06/10/2019	12,949	12,939,669
				35,925,210
Insurance Brokers-0.79%
Marsh & McLennan Cos., Inc.(c)	2.60%	06/11/2019	20,000	19,984,111
Integrated Oil & Gas-1.33%
BP Capital Markets PLC (United Kingdom)	2.52%	01/15/2020	10,000	9,998,127
BP Capital Markets PLC (United Kingdom)(c)	2.71%	08/26/2019	10,650	10,581,693
Suncor Energy, Inc. (Canada)(c)	2.79%	06/07/2019	7,000	6,996,495
Suncor Energy, Inc. (Canada)(c)	2.72%	06/19/2019	6,000	5,991,646
				33,567,961
Integrated Telecommunication Services-1.18%
AT&T, Inc.(c)	2.98%	06/24/2019	10,000	9,982,300
Bell Canada, Inc. (Canada)(c)	2.87%	07/05/2019	10,024	9,997,521
Bell Canada, Inc. (Canada)(c)	2.97%	08/08/2019	10,000	9,947,713
				29,927,534
Managed Health Care-1.19%
CommonSpirit Health; Series B	3.07%-3.12%	06/14/2019	30,175	30,146,320
Multi-Utilities-0.93%
NiSource, Inc.(c)	2.76%	06/11/2019	3,600	3,597,140
NiSource, Inc.(c)	2.71%	06/12/2019	20,000	19,982,627
				23,579,767
Oil & Gas Storage & Transportation-1.91%
Enable Midstream Partners, L.P.(c)	3.27%	06/05/2019	16,810	16,803,505
Enbridge US, Inc.(c)	2.84%	07/02/2019	10,000	9,976,195
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas Storage & Transportation-(continued)
Enbridge US, Inc.(c)	2.77%	06/04/2019	$ 10,000	$ 9,997,160
Enbridge US, Inc.(c)	2.71%	06/07/2019	4,400	4,397,797
ETP Legacy L.P.(c)	3.00%	06/03/2019	7,100	7,098,361
				48,273,018
Other Diversified Financial Services-1.65%
Great Bridge Capital Co., LLC(c)	2.62%	08/19/2019	11,900	11,830,663
Starbird Funding Corp.(c)	2.74%	06/03/2019	10,000	9,997,975
White Plains Capital Co., LLC(c)	2.78%	09/04/2019	10,000	9,928,293
White Plains Capital Co., LLC(c)	2.69%	08/20/2019	10,000	9,939,655
				41,696,586
Packaged Foods & Meats-0.99%
Mondelez International, Inc.(c)	2.63%	07/11/2019	10,000	9,969,364
Smithfield Foods, Inc.(c)	3.06%	06/05/2019	15,000	14,994,204
				24,963,568
Semiconductors-1.19%
Broadcom, Inc.(c)	2.80%-3.01%	06/06/2019	30,000	29,986,055
Soft Drinks-0.79%
Keurig Dr Pepper Inc.(c)	2.71%	06/04/2019	20,000	19,994,320
Specialized Finance-1.69%
Aviation Capital Group LLC(c)	2.68%	06/24/2019	18,000	17,967,708
Salisbury Receivables Co. LLC (United Kingdom)(c)	3.05%	10/18/2019	15,000	14,845,965
Sheffield Receivables Co. LLC (United Kingdom)(c)	2.73%	06/24/2019	10,000	9,983,707
				42,797,380
Specialty Chemicals-0.32%
Sherwin-Williams Co. (The)(c)	2.79%	06/20/2019	8,000	7,989,102
Technology Hardware, Storage & Peripherals-1.11%
NetApp, Inc.(c)	2.65%	06/05/2019	8,300	8,297,047
NetApp, Inc.(c)	2.58%	06/20/2019	7,000	6,989,726
NetApp, Inc.(c)	2.58%	07/02/2019	12,868	12,837,368
				28,124,141
Water Utilities-0.44%
American Water Capital Corp.(c)	2.72%	07/16/2019	11,200	11,161,074
Total Commercial Paper (Cost $813,093,741)				813,197,915
Asset-Backed Securities-11.54%
Aerospace & Defense-0.01%
Santander Retail Auto Lease Trust; Series 2017-A, Class A2B (1 mo. USD LIBOR + 0.27%)(b)(c)	2.71%	03/20/2020	316	315,591
Auto Loans/Leases-5.00%
ARI Fleet Lease Trust; Series 2017-A, Class A2(c)	1.91%	04/15/2026	2,040	2,032,739
Avis Budget Rental Car Funding AESOP LLC; Series 2014-1A, Class A(c)	2.46%	07/20/2020	3,135	3,134,190
CarMax Auto Owner Trust;
Series 2017-2, Class A3	1.93%	03/15/2022	7,478	7,451,047
Series 2019-2, Class A2A	2.69%	07/15/2022	7,000	7,038,179
Chesapeake Funding II LLC (Canada);
Series 2017-2A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	2.89%	05/15/2029	1,058	1,058,333
Series 2017-3A, Class A2 (1 mo. USD LIBOR + 0.34%)(b)(c)	2.78%	08/15/2029	2,271	2,272,091
Series 2017-4A, Class A1(c)	2.12%	11/15/2029	1,674	1,663,918
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	6,500	6,601,886
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	6,000	6,056,551
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	2.89%	04/15/2030	13,345	13,362,206
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
Enterprise Fleet Financing LLC;
Class 2017-1, Class A2(c)	2.13%	07/20/2022	$810	$808,189
Series 2017-2, Class A2(c)	1.97%	01/20/2023	593	591,634
Series 2019-1, Class A2(c)	2.98%	10/22/2024	4,500	4,544,326
Ford Credit Floorplan Master Owner Trust; Series 2017-1, Class A2 (1 mo. USD LIBOR + 0.42%)(b)	2.86%	05/15/2022	2,000	2,004,352
GM Financial Automobile Leasing Trust; Series 2018-3, Class A2A	2.89%	09/21/2020	2,816	2,818,177
GM Financial Consumer Automobile Receivables Trust; Series 2018-3, Class A2A	2.74%	07/16/2021	3,514	3,517,045
Hertz Vehicle Financing II L.P.; Series 2015-1A, Class A(c)	2.73%	03/25/2021	10,500	10,507,592
Mercedes-Benz Auto Lease Trust	3.01%	02/16/2021	7,250	7,269,835
Mercedes-Benz Master Owner Trust; Series 2018-AA, Class A (1 mo. USD LIBOR + 0.26%)(b)(c)	2.70%	05/16/2022	5,000	5,003,910
NextGear Floorplan Master Owner Trust;
Series 2017-2A, Class A1 (1 mo. USD LIBOR + 0.68%)(b)(c)	3.12%	10/17/2022	1,900	1,907,523
Series 2017-1A, Class A1 (1 mo. USD LIBOR + 0.85%)(b)(c)	3.29%	04/18/2022	5,000	5,022,163
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	3.09%	02/15/2024	12,750	12,804,251
Tesla Auto Lease Trust; Series 2018-A, Class A(c)	2.32%	12/20/2019	786	785,062
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD LIBOR + 0.52%)(b)(c)	2.96%	07/17/2023	10,000	10,047,976
World Omni Automobile Lease Securitization Trust; Series 2019-A, Class A2	2.89%	11/15/2021	8,000	8,043,171
				126,346,346
Consumer Finance-0.48%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,243,974
Credit Cards-2.96%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/16/2024	12,000	12,202,188
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	2.96%	12/07/2023	15,500	15,615,187
Evergreen Credit Card Trust (Canada);
Series 2018-2, Class A (1 mo. USD LIBOR + 0.35%)(b)(c)	2.79%	07/15/2022	8,500	8,517,248
Series 2019-1, Class A (1 mo. USD LIBOR + 0.48%)(b)(c)	2.92%	01/15/2023	8,000	8,031,529
Golden Credit Card Trust (Canada);
Series 2016-5A, Class A(c)	1.60%	09/15/2021	8,000	7,986,993
Series 2019-1A, Class A (1 mo. USD LIBOR + 0.45%)(b)(c)	2.89%	12/15/2022	14,500	14,551,308
World Financial Network Credit Card Master Trust; Series 2016-C, Class A	1.72%	08/15/2023	8,000	7,973,916
				74,878,369
Equipment Leasing-1.10%
CNH Equipment Trust; Series 2018-B, Class A2	2.93%	12/15/2021	5,748	5,758,902
Dell Equipment Finance Trust;
Series 2017-2, Class A2A(c)	1.97%	02/24/2020	233	232,439
Series 2018-1, Class A2A(c)	2.97%	10/22/2020	1,889	1,892,909
Series 2019-1, Class A2(c)	2.78%	08/23/2021	8,500	8,545,543
MMAF Equipment Finance LLC;
Series 2014-A, Class A4(c)	1.59%	02/08/2022	580	577,020
Series 2019-A, Class A2(c)	2.84%	01/10/2022	6,750	6,787,756
Verizon Owner Trust; Series 2017-1A, Class A(c)	2.06%	09/20/2021	3,998	3,989,801
				27,784,370
Industrial Machinery-0.31%
John Deere Owner Trust; Series 2019-A, Class A2	2.85%	12/15/2021	7,750	7,784,835
Specialized Finance-1.68%
Navient Private Education Refi Loan Trust; Series 2019-A(c)	3.03%	01/15/2043	4,528	4,561,689
Navient Student Loan Trust;
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	2.93%	09/27/2066	19,067	19,050,316
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	2.75%	02/27/2068	12,000	11,996,015
Social Professional Loan Program LLC; Series 2019-B, Class A1(c)	2.78%	08/17/2048	6,906	6,927,093
				42,535,113
Total Asset-Backed Securities (Cost $290,483,945)				291,888,598
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-1.30%
Diversified Banks-1.30%
Natixis S.A. (France) (3 mo. USD LIBOR + 0.17%)(b)	2.77%	03/27/2020	$ 13,000	$ 13,006,747
Standard Chartered Bank (United Kingdom) (3 mo. USD LIBOR + 0.28%)(b)	2.85%	11/06/2020	20,000	20,004,062
Total Certificates of Deposit (Cost $32,979,798)				33,010,809
U.S. Treasury Securities-1.21%
U.S. Treasury Bills-1.21%(d)
U.S. Treasury Bills	2.49%	09/05/2019	1,500	1,490,938
U.S. Treasury Bills	2.48%	09/19/2019	2,500	2,482,788
U.S. Treasury Bills	2.48%	11/07/2019	2,000	1,980,004
U.S. Treasury Bills	2.36%	11/14/2019	15,000	14,843,517
U.S. Treasury Bills	2.37%	11/21/2019	10,000	9,890,987
Total U.S. Treasury Securities (Cost $30,674,354)				30,688,234
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-95.62% (Cost $2,413,108,605)				2,419,074,108
			Repurchase Amount
Repurchase Agreements-4.39%(e)
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by a domestic corporate obligation and domestic non-agency asset-backed securities valued at $234,300,003; 0% - 29.58%; 06/05/2019 - 11/25/2058) (f)	2.98%	-	-	25,000,000
J.P. Morgan Securities LLC, open agreement dated 03/01/2019 (collateralized by a domestic corporate obligation valued at $4,320,005; 5.75%; 09/01/2032) (f)	3.03%	-	-	4,000,000
J.P. Morgan Securities LLC, open agreement dated 03/01/2019 (collateralized by domestic corporate obligations valued at $4,320,000; 0% - 5.00%; 06/15/2019 - 12/01/2048) (f)	3.08%	-	-	4,000,000
J.P. Morgan Securities LLC, open agreement dated 03/01/2019 (collateralized by domestic corporate obligations valued at $4,320,000; 0% - 9.00%; 12/15/2019 - 12/01/2032) (f)	2.98%	-	-	4,000,000
Nomura Securities International, Inc., joint term agreement dated 04/01/2019, aggregate maturing value of $53,000,000 (collateralized by domestic and foreign agency and non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $58,140,131; 0% - 6.44%; 03/25/2029 - 02/25/2056) (b)	3.15%	10/01/2019	25,000,000	25,000,000
RBC Capital Markets LLC, term agreement dated 05/23/2019, maturing value of $21,145,425 (collateralized by domestic and foreign corporate obligations valued at $23,100,429; 2.25% - 11.00%; 03/18/2020 - 01/22/2078)	2.77%	08/21/2019	21,145,425	21,000,000
Wells Fargo Securities, LLC, term agreement dated 03/01/2019, maturing value of $28,404,444 (collateralized by a foreign corporate obligation and domestic non-agency mortgage-backed securities valued at $29,400,000; 1.01% - 3.99%; 03/15/2027 - 12/15/2059)	3.25%	07/08/2019	28,404,444	28,000,000
Total Repurchase Agreements (Cost $111,000,000)				111,000,000
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $2,524,108,605)				2,530,074,108
OTHER ASSETS LESS LIABILITIES-(0.01)%				(297,154)
NET ASSETS-100.00%				$2,529,776,954
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,283,211,563, which represented 50.72% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Principal amount equals value at period end. See Note 1D.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and
Invesco Conservative Income Fund

B.	Securities Transactions and Investment Income — (continued)
unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund